Loss per share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loss per share [Abstract]
Loss per share
9.	Loss per share

	SIX MONTHS ENDED
	June 30,	June 30,
	2022	2021
Loss attributable to owners of the Company	(7,306,318)	(6,754,579)
Weighted average number of shares outstanding	774,898	622,741
Basic and diluted loss per share	(9.43)	(10.85)

For the six months ended June 30, 2022 and June 30, 2021 basic and diluted loss per share are calculated based on the weighted average number of shares issued and outstanding and excludes shares to be issued under the stock option plans or for warrants, as they would be anti-dilutive. As of June 30, 2022, the Company had 94,337 options outstanding under its stock option plan. The average number of options outstanding between January 1, 2022 and June 30, 2022 was 74,996 (54,025 for the period between January 1, 2021 and June 30, 2021).

26. Loss per share

	December 31, 2021	December 31, 2020	December 31, 2019
Loss attributable to owners of the Company	(17,390,166)	(8,200,165)	(6,631,901)
Weighted average number of shares outstanding	13,246,281	6,014,146	2,909,056
Basic and diluted loss per share	(1.31)	(1.36)	(2.28)

For the years ended December 31, 2021 and 2020 basic and diluted loss per share is based on the weighted average number of shares issued and outstanding and excludes shares to be issued under the Stock Option Plans (Note 15) as they would be anti-dilutive. As of December 31, 2021, the Company had 1,329,510 options outstanding under its stock option plans. The average number of options outstanding between January 1, 2021 and December 31, 2021 was 1,149,761 (633,314 for the period between January 1, 2020 and December 31, 2020). As of December 31, 2021, the Company had warrants to purchase up to 246,102 of its common shares issued and outstanding (as of December 31, 2020, the Company had warrants to purchase up to 1,143,537 common shares).